FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
             REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02605
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                        FRANKLIN MONEY FUND
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        (Exact name of registrant as specified in charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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        (Address of principal executive offices) (Zip code)

   CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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              (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
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Date of fiscal year end:  6/30
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Date of reporting period:  3/31/07
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ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Money Fund

QUARTERLY STATEMENT OF INVESTMENTS

MARCH 31, 2007

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CONTENTS

Statement of Investments ..............................................    3

Notes to Statement of Investments .....................................    4

The Money Market Portfolios ...........................................    5

                                  [LOGO](R)
                             FRANKLIN TEMPLETON
                                 INVESTMENTS

                    FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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Franklin Money Fund

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

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                                                                                                   SHARES            VALUE
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  MUTUAL FUND (COST $1,915,893,263) 100.3%
a The Money Market Portfolio, 5.20% ........................................................    1,915,893,263    $1,915,893,263
  OTHER ASSETS, LESS LIABILITIES (0.3)% ....................................................                         (5,159,674)
                                                                                                                 --------------
  NET ASSETS 100.0% ........................................................................                     $1,910,733,589
                                                                                                                 ==============


a     The rate shown is the annualized seven-day yield at period end.

Quarterly Statement of Investments | See Notes to Statement of Investments. | 3

Franklin Money Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Money Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the 1940 Act as a diversified, open-end investment company. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of March 31, 2007, the Fund owns 32.27% of the Portfolio.

3. INCOME TAXES

At March 31, 2007, the cost of investments for book and income tax purposes was the same.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


4 | Quarterly Statement of Investments

The Money Market Portfolios

STATEMENT OF INVESTMENTS, MARCH 31, 2007 (UNAUDITED)

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  THE MONEY MARKET PORTFOLIO                                                                   PRINCIPAL AMOUNT      VALUE
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  SHORT TERM INVESTMENTS 99.6%
  CERTIFICATES OF DEPOSIT 59.0%
  Abbey National Treasury Services PLC, Stamford Branch, 5.30%, 4/18/07 .....................   $  200,000,000   $  200,000,466
  ABN AMRO Bank N.V., Chicago Branch, 5.255%, 4/27/07 .......................................      200,000,000      200,000,000
  Australia & New Zealand Banking Group Ltd., New York Branch, 5.29%, 4/05/07 ...............      200,000,000      200,000,110
  Bank of Ireland, Stamford Branch, 5.275%, 5/11/07 .........................................      200,000,000      200,002,203
  Bank of Montreal, Chicago Branch, 5.265%, 4/19/07 .........................................      200,000,000      200,000,498
  Bank of Nova Scotia, Portland Branch, 5.29%, 4/17/07 ......................................      200,000,000      200,000,000
  Banque Nationale de Paris, New York Branch, 5.295%, 5/07/07 ...............................      200,000,000      200,000,000
  Barclays Bank PLC, New York Branch, 5.35%, 11/14/07 .......................................      150,000,000      150,006,817
  Barclays Bank PLC, New York Branch, 5.35%, 1/23/08 ........................................       50,000,000       50,000,000
  Calyon, New York Branch, 5.27%, 5/08/07 ...................................................      200,000,000      200,000,000
  Dexia Credit Local, New York Branch, 5.29%, 6/28/07 .......................................      200,000,000      200,002,412
  Landesbank Hessen Thueringen, New York Branch, 5.29%, 5/21/07 .............................      200,000,000      200,000,000
  Lloyds Bank PLC, New York Branch, 5.305%, 6/08/07 .........................................      200,000,000      200,001,854
  Royal Bank of Canada, New York Branch, 5.27%, 4/04/07 .....................................      200,000,000      200,000,000
  Royal Bank of Scotland, New York Branch, 5.29%, 4/13/07 ...................................      200,000,000      200,000,658
  Societe Generale, New York Branch, 5.29%, 4/09/07 .........................................      200,000,000      200,000,000
  Svenska Handelsbanken, New York Branch, 5.30%, 5/04/07 ....................................      200,000,000      200,000,905
  UBS AG, Stamford Branch, 5.305%, 5/25/07 ..................................................      200,000,000      200,001,473
  Westpac Banking Corp., New York Branch, 5.285%, 6/06/07 ...................................       99,500,000       99,500,482
                                                                                                                 --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $3,499,517,878) .......................................                     3,499,517,878
                                                                                                                 --------------
a COMMERCIAL PAPER 39.7%
  Abbott Laboratories, 4/17/07 - 4/25/07 ....................................................      116,797,000      116,461,269
  AIG Funding Inc., 4/12/07 - 4/24/07 .......................................................      200,000,000      199,507,000
  BP Capital Markets PLC, 4/02/07 ...........................................................      250,000,000      249,962,500
  Colgate-Palmolive Co., 4/13/07 ............................................................       25,000,000       24,956,500
  Concentrate Manufacturing Co. of Ireland, 4/09/07 .........................................       50,070,000       49,991,463
  Danske Corp., 6/15/07 .....................................................................      200,000,000      197,829,167
  Depfa Bank PLC, 4/10/07 ...................................................................      200,000,000      199,738,500
  HBOS Treasury Services, 6/29/07 (United Kingdom) ..........................................      200,000,000      197,416,528
  Internationale Nederlanden U.S., 6/07/07 ..................................................      200,000,000      198,057,000
  National Australia Funding, 4/12/07 .......................................................      193,205,000      192,894,476
  Siemens Capital Corp., 4/11/07 ............................................................      200,000,000      199,708,889
  Ticonderoga Funding LLC, 4/03/07 - 5/03/07 ................................................      209,240,000      208,634,742
  UBS AG Finance Delaware Inc., 4/02/07 .....................................................        6,495,000        6,494,044
  Wal-Mart Stores Inc., 5/29/07 .............................................................      200,000,000      198,324,444
  Westpac Banking Corp., 6/01/07 ............................................................      120,850,000      119,781,082
                                                                                                                 --------------
  TOTAL COMMERCIAL PAPER (COST $2,359,757,604) ..............................................                     2,359,757,604
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  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,859,465) 0.1%
a FHLB, 4/02/07 .............................................................................        3,860,000        3,859,465
                                                                                                                 --------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,863,134,947) ......................                     5,863,134,947
                                                                                                                 --------------


                                          Quarterly Statement of Investments | 5

The Money Market Portfolios

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  THE MONEY MARKET PORTFOLIO                                                                  PRINCIPAL AMOUNT       VALUE
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  SHORT TERM INVESTMENTS (CONTINUED)
b REPURCHASE AGREEMENTS 0.8%
  ABN AMRO Bank NV, 5.36%, 4/02/07 (Maturity Value $30,013,400)
   Collateralized by U.S. Government Agency Securities, 4.25%, 9/26/07 ...............          $ 30,000,000     $   30,000,000
  Deutsche Morgan Grenfell, 5.10%, 4/02/07 (Maturity Value $18,812,992)
   Collateralized by U.S. Treasury Note, 3.875%, 1/15/09 .............................            18,805,000         18,805,000
                                                                                                                 --------------
  TOTAL REPURCHASE AGREEMENTS (COST $48,805,000) .....................................                               48,805,000
                                                                                                                 --------------
  TOTAL SHORT TERM INVESTMENTS (COST $5,911,939,947) 99.6% ...........................                            5,911,939,947
  OTHER ASSETS, LESS LIABILITIES 0.4% ................................................                               23,806,099
                                                                                                                 --------------
  NET ASSETS 100.0% ..................................................................                           $5,935,746,046
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SELECTED PORTFOLIO ABBREVIATIONS
FHLB - Federal Home Loan Bank

a     The security is traded on a discount basis with no stated coupon rate.

b At March 31, 2007, all repurchase agreements had been entered into on March 30, 2007.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

The Money Market Portfolios

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of one portfolio, The Money Market Portfolio (the Portfolio).

2. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At March 31, 2007, the cost of investments for book and income tax purposes was the same.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


ITEM 3. EXHIBITS.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MONEY FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    May 24, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    May 24, 2007



                                Exhibit A


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MONEY FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007

/S/JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN MONEY FUND;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 24, 2007

/S/GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer